Other Current Liabilities (Details)	1 Months Ended
	Oct. 31, 2022 USD ($) shares	Aug. 31, 2022 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares
Other Current Liabilities [Line Items]
Service fee | $	$ 1,000,000	$ 3,000,000
Remaining service fee | $	$ 2,000,000
Ordinary shares, shares issued (in Shares) | shares			33,243,582	33,243,582	33,243,582	33,243,582
Options [Member]
Other Current Liabilities [Line Items]
Fair value of options			¥ 1,265,184	$ 180,000	¥ 1,581,448	$ 200,000
Ordinary Shares [Member] | Professional Services Contract [Member]
Other Current Liabilities [Line Items]
Ordinary shares, shares issued (in Shares) | shares	40,000